Cover - shares	6 Months Ended
	Jun. 30, 2021	Jul. 30, 2021
Entity Information [Line Items]
Document Type	10-Q
Document Quarterly Report	true
Document Period End Date	Jun. 30, 2021
Document Transition Report	false
Entity Registrant Name	Digital Media Solutions, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38393
Entity Tax Identification Number	98-1399727
Entity Address, Address Line One	4800 140th Avenue N.
Entity Address, Address Line Two	Suite 101
Entity Address, City or Town	Clearwater
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33762
City Area Code	877
Local Phone Number	236-8632
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Central Index Key	0001725134
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q2
Amendment Flag	false
Class A Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	DMS
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding		36,167,765
Redeemable warrants to acquire Class A common stock
Entity Information [Line Items]
Title of 12(b) Security	Redeemable warrants to acquire Class A common stock
Trading Symbol	DMS WS
Security Exchange Name	NYSE
Class B Common Stock
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding		25,999,464